FINANCIAL INSTRUMENTS (Investments) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Financial Instruments [Abstact]
Investing Results, Proceeds from sales of available-for-sale securities	$ 981	$ 593	$ 851
Investing Results, Gross realized gains	69	32	56
Investing Results, Gross realized losses	(26)	(28)	(18)
Contractual Maturities of Debt Securities, Within one year, Amortized Cost	46
Contractual Maturities of Debt Securities, One to five years, Amortized Cost	525
Contractual Maturities of Debt Securities, Six to ten years, Amortized Cost	547
Contractual Maturities of Debt Securities, After ten years, Amortized Cost	245
Contractual Maturities of Debt Securities, Total, Amortized Cost	1,363
Contractual Maturities of Debt Securities, Within one year, Fair Value	46
Contractual Maturities of Debt Securities, One to five years, Fair Value	572
Contractual Maturities of Debt Securities, Six to ten years, Fair Value	585
Contractual Maturities of Debt Securities, After ten years, Fair Value	269
Contractual Maturities of Debt Securities, Total, Fair Value	1,472
Held-to-maturity securities	3,200	0
Investments in money market funds	35	164
Net unrealized gain recognized on trading securities	$ 14	$ 7